Related Party Transactions (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 28, 2021	Sep. 08, 2020	Jan. 26, 2021	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	May 24, 2021	Mar. 04, 2021	Sep. 25, 2020
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding shares		20.00%
Combination price per share (in Dollars per share)							$ 12
Administrative and support services			$ 10,000
Service fee					$ 110,000
Aggregate principal amount		$ 300,000
Outstanding amount	$ 130,410
Reduce amount of promissory note									$ 155,410
Promissory balance amount									$ 0
Outstanding promissory note					0
Working capital loans					$ 1,500,000
Sale of price per share (in Dollars per share)					$ 1
Advance Rent					$ 870
Blade Therapeutics, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Founder shares are no longer subject to forfeiture (in Shares)								4,200,000		5,000,000
Aggregate principal amount					12,200,000	$ 13,400,000
Service charged					166,000	55,000
Amounts payable related party					5,000
Related party transaction description				the Company entered into a consulting agreement with a firm to provide investor relations services through a consultant related to a member of the Company’s board of directors. The amounts incurred for the services were $0.1 million for the year ended December 31, 2020. These amounts are reflected as general and administrative expenses in the accompanying consolidated statement of operations and comprehensive loss. In August 2020, the Company provided 60-day termination notice to the investor relation firm and had no transactions with this related party following the termination date. There were no amounts payable to this related party as of December 31, 2020.
Cost incurred						300,000
Amounts payable						100,000
Convertible notes issued					4,000,000
Convertible Notes [Member] | Blade Therapeutics, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Convertible notes issued					$ 1,400,000	$ 400,000
Founders [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)		750,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Founder shares are no longer subject to forfeiture (in Shares)		750,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Offering and formation costs		$ 25,000
Founder shares (in Shares)		5,750,000